SUBSEQUENT EVENTS (Details Narrative)								9 Months Ended	12 Months Ended
	Oct. 01, 2024 $ / shares shares	Sep. 20, 2024 ft²	Aug. 06, 2024 $ / shares shares	Mar. 26, 2024 USD ($)	Jan. 31, 2024 USD ($) ft²	Feb. 15, 2022 USD ($)	Jan. 25, 2021 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Feb. 02, 2024 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares
Share Price | $ / shares								$ 1	$ 1
Lessee, Operating Lease, Renewal Term		6 years			5 years							2 years
Area of Land | ft²		80			700							5,000
Lessee, Operating Lease, Liability, to be Paid, Year Two					$ 7,284			$ 13,143	$ 44,344			$ 44,800	$ 42,000
Lessee, Operating Lease, Description		If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.			For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Stock Issued During Period, Value, New Issues						$ 443,918		$ 20,000
7-Year Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			7 years				7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			2,000,000				2,500,000
Share Price | $ / shares			$ 0.1024				$ 0.134
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Renewal Term					5 years
Area of Land | ft²					700
Lessee, Operating Lease, Liability, to be Paid, Year Two					$ 7,284
Lessee, Operating Lease, Description					For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Accrued expenses											$ 90,000
Subsequent Event [Member] | Mr. Kim Thompson [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 20,000
Subsequent Event [Member] | 7-Year Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	461,000
Share Price | $ / shares	$ 0.08685